United States
     Securities And Exchange Commission
           Washington, DC  20549

               FORM  13F

         FORM  13F  COVER PAGE

Report for the Calendar Year or Quarter Ended:
December 31, 2009

Check here if Amendment [      ];Amendment #:
This Amendment (Check only one.):
[    ] is a restatement
[    ] adds new holdings entries.

Institutional Investment Manager Filing this
Report:

Name:     Dudley & Shanley, LLC
Address:  130 Maple Avenue
          Suite EB2
          Red Bank, NJ 07701

13F File Number:   801-30300

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf
Of Reporting Manager:

Name:    Frank E. Shanley
Title:      Manager
Phone:    732.936.1030

Signature, Place, and Date of Signing:

Frank E. Shanley, Red Bank, NJ, January 19, 2010

Report Type (Check only one.)

[ X ]    13F   HOLDINGS REPORT
[   ]    13F   NOTICE
[   ]    13F   COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS
REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.





FORM  13F  SUMMARY  PAGE

Report  Summary:

Number of Other Included Managers: 0

Form 13F Info. Table Entry Total:

Form 13F Info. Table Value Total:

List of Other Included Managers: None

No.    13F    File Number     Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T, Inc.                     COM              00206R102      240     8550 SH       Sole                     8550
Adobe Systems, Inc.            COM              00724F101    15606   424300 SH       Sole                   424300
Alberto-Culver Co.             COM              013078100    14891   508400 SH       Sole                   508400
Anadarko Petroleum             COM              032511107    12397   198600 SH       Sole                   198600
Ecolab Inc.                    COM              278865100    11996   269100 SH       Sole                   269100
Exelon Corp.                   COM              30161N101      586    12000 SH       Sole                    12000
Fastenal Co.                   COM              311900104    13408   322000 SH       Sole                   322000
Fiserv Inc.                    COM              337738108    13613   280800 SH       Sole                   280800
Gardner Denver, Inc.           COM              365558105    16358   384450 SH       Sole                   384450
General Electric Co            COM              369604103      908    60000 SH       Sole                    60000
Goldcorp Inc.                  COM              380956409    14223   361550 SH       Sole                   361550
Hathor Exploration             COM              419018106      980   567500 SH       Sole                   567500
Henry Schein Inc.              COM              806407102    13232   251550 SH       Sole                   251550
Linear Technology              COM              535678106    18723   612665 SH       Sole                   612665
Max Minerals, Inc.             COM              B3QMWG0         31    54750 SH       Sole                    54750
Mettler-Toledo Int'l           COM              592688105    16369   155914 SH       Sole                   155914
Microsoft Corp.                COM              594918104      683    22400 SH       Sole                    22400
Nalco Holding Co.              COM              62985Q101    13806   541200 SH       Sole                   541200
Occidental Petroleum           COM              674599105     2034    25000 SH       Sole                    25000
Paccar Inc.                    COM              693718108     8647   238400 SH       Sole                   238400
Paychex, Inc.                  COM              704326107    13981   456300 SH       Sole                   456300
ProSh UltSht 20+ TYS           COM              74347R297    15029   301300 SH       Sole                   301300
Robert Half Int'l              COM              770323103    11757   439850 SH       Sole                   439850
Rollins, Inc.                  COM              775711104    11861   615200 SH       Sole                   615200
Schlumberger Ltd.              COM              806857108     6590   101250 SH       Sole                   101250
St. Mary Land & Exp.           COM              792228108    26917   786125 SH       Sole                   786125
Thompson Creek Mtls            COM              884768102      293    25000 SH       Sole                    25000
U.S. Natural Gas Fund          COM              912318102      504    50000 SH       Sole                    50000
Waters Corporation             COM              941848103    16294   262983 SH       Sole                   262983